                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-3003

                RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota               55474
          (Address of principal executive offices)                    (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 12/31

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
TAX-EXEMPT MONEY MARKET FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
DECEMBER 31, 2008
(Prospectus also enclosed)

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH AS HIGH A LEVEL OF CURRENT
INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS
CONSISTENT WITH LIQUIDITY AND STABILITY OF PRINCIPAL.


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you
invest or send money.                            (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS  -------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    5

Fund Expenses Example..............    9

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   18

Statement of Operations............   19

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   21

Notes to Financial Statements......   22

Report of Independent Registered
  Public Accounting Firm...........   31

Federal Income Tax Information.....   33

Board Members and Officers.........   35

Proxy Voting.......................   40



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
2  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Tax-Exempt Money Market Fund (the Fund) gained 1.38% for the 12 months ended Dec. 31, 2008.

> The annualized simple yield was 0.33% and the annualized compound yield was also 0.33% for the seven-day period ended Dec. 31, 2008. The annualized simple and compound yields more closely reflect the current earnings of the Fund than the total return.

ANNUALIZED TOTAL RETURNS (for period ended Dec. 31, 2008)
--------------------------------------------------------------------------------


                                  1 year  3 years  5 years  10 years
--------------------------------------------------------------------
RiverSource Tax-Exempt Money
  Market Fund                     +1.38%   +2.41%   +1.89%   +1.90%
--------------------------------------------------------------------


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.


--------------------------------------------------------------------------------
               RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
   X                      HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average
  maturity(1)                33 days
------------------------------------




ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

Total fund expenses         0.69%
---------------------------------


(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Income from tax-exempt funds may be subject to state and local taxes. Federal income tax rules will apply to any capital gains distribution.


--------------------------------------------------------------------------------
4  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholders:

RiverSource Tax-Exempt Money Market Fund (the Fund) gained 1.38% for the 12 months ended Dec. 31, 2008. The annualized simple yield was 0.33% and the annualized compound yield was also 0.33% for the seven-day period ended Dec. 31, 2008. The annualized simple and compound yields more closely reflect the current earnings of the Fund than the total return.

SIGNIFICANT PERFORMANCE FACTORS
Dramatic action by the Federal Reserve (the Fed), increasing weakness in economic growth, the intensifying global financial crisis and the resulting liquidity freeze had the greatest effect on the Fund's results. These factors came to an unprecedented confluence starting in the third quarter of 2008. As financial institutions declared bankruptcy, were forced to merge or were taken over by the government, solvency concerns prominently drove the crisis. In an effort to revive confidence, the Fed and U.S. Treasury, in coordination with global policymakers, announced a host of programs to help improve liquidity.

Further, as part of a global effort to ease monetary conditions, combat deterioration in financial market conditions and mitigate worsening economic growth prospects, the Fed lowered the targeted federal funds rate by over 400 basis points (4.00%) in December, bringing the rate to between 0.00% and 0.25%. Following the downward path of the targeted federal funds rate, tax-exempt money market yields moved dramatically lower. At the same time, the tax-exempt money market yield curve actually steepened, meaning longer-term yields grew increasingly higher than shorter-term yields, as credit concerns caused investors to favor shorter-dated maturities in an effort to increase their liquidity profile and further mitigate risk.

Within the tax-free money market area, extreme dislocation in the variable-rate demand obligation market also had a major impact, driven primarily by the failure of Lehman Brothers in September along with certain technical factors. Another related factor was the tax-exempt note market grinding to a halt during September and October, as the liquidity

SECTOR DIVERSIFICATION (at Dec. 31, 2008; % of portfolio assets)
---------------------------------------------------------------------

Municipal Notes                            100%
-----------------------------------------------




--------------------------------------------------------------------------------
               RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------



crunch hit hard. The commercial paper market also experienced extreme dislocation during the period, as issuers were not able to issue commercial paper because investors were unwilling to finance any fixed-rate product that was illiquid or longer than seven days in maturity.

Given these volatile conditions, money market investors remained principally concerned with safety and preserving liquidity throughout the annual period. Preservation of capital and liquidity management were our primary areas of focus as well.

CHANGES TO THE FUND'S PORTFOLIO
We strategically adjusted the Fund's average weighted maturity as market conditions shifted. The Fund began the 12-month period with an average weighted maturity of 35 days. For most of the first half of the year, we maintained a neutral duration bias, as the money markets were focused on credit conditions. (Duration is a measure of the Fund's sensitivity to changes in interest rates.) By mid-year, we had increased the average weighted maturity of the Fund to 46 days, as the Fed was proactively adding liquidity measures in an effort to address liquidity concerns and as a result credit conditions marginally improved. Beginning in September, however, we once again raised the Fund's liquidity profile as a defensive measure given the meltdown in the financial markets. In implementing this strategy, we increased the Fund's holdings of daily floating rate securities, which are reset in line with changes in market interest rates and offer daily liquidity. As of Dec. 31, 2008, the average weighted maturity of the Fund had been reduced to 33 days.


TOP TEN STATES (at Dec. 31, 2008; % of portfolio assets)
--------------------------------------------------------------------------------

Minnesota                                              16.2%
------------------------------------------------------------
Texas                                                   6.7%
------------------------------------------------------------
Tennessee                                               6.6%
------------------------------------------------------------
Massachusetts                                           6.3%
------------------------------------------------------------
Alaska                                                  4.7%
------------------------------------------------------------
Alabama                                                 4.7%
------------------------------------------------------------
Arizona                                                 4.7%
------------------------------------------------------------
New Mexico                                              4.7%
------------------------------------------------------------
Illinois                                                4.6%
------------------------------------------------------------
Washington                                              4.5%
------------------------------------------------------------




--------------------------------------------------------------------------------
6  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------


Although the tax-exempt money market yield curve steepened during the annual period overall, volatile market conditions led us to primarily invest the Fund's assets in daily and weekly variable rate demand notes, as these are the most liquid securities available in the tax-exempt money markets. We also increased the Fund's allocation to municipal commercial paper with one-month maturities.

OUR FUTURE STRATEGY
The Fed stated in December that it intends to maintain its current monetary policy for some time, as weak economic conditions are likely to warrant an exceptionally low targeted federal funds rate. Among the weak economic conditions that the Fed must consider during the coming months are unemployment rates possibly heading upward of 7%, consumers likely to be increasing their savings at the expense of spending and the fact that the credit crisis has resulted in a recession that will likely continue through much of 2009.

We intend to continue to evaluate investments carefully and make strategic decisions to balance an enhanced liquidity profile while seeking current income. We may look to lengthen the Fund's weighted average maturity through the purchase of high quality fixed-rate securities as we seek to lock in the higher yields of an upward sloping yield curve. We will, of course, continue to closely monitor economic data, Fed policy and any shifts in the tax-exempt money market yield curve, striving to strategically adjust the portfolio accordingly. We intend to continue to focus on high quality investments with minimal credit risk while seeking competitive yields. Our objective


  We intend to continue to evaluate investments carefully and make strategic decisions to balance an enhanced liquidity profile while seeking current income.






--------------------------------------------------------------------------------
               RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------



remains to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Dan Tronstad
Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
8  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs including management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


--------------------------------------------------------------------------------
               RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING          EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE     PAID DURING       ANNUALIZED
                                 JULY 1, 2008  DEC. 31, 2008  THE PERIOD(A),(B)  EXPENSE RATIO
----------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,005.80          $3.53             .70%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.62          $3.56             .70%
----------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(b) From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice.
(c) Based on the actual return of +0.58% for the six months ended Dec. 31, 2008.


--------------------------------------------------------------------------------
10  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

DEC. 31, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



MUNICIPAL NOTES (100.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER(B,C)                          YIELD            MATURITY               VALUE(a)
ALABAMA (4.7%)
Columbia Industrial Development Board
 Refunding Revenue Bonds
 Alabama Power Company Project
 V.R.D.N. Series 1995E
 10-01-22                            1.60%           $6,550,000(d)         $6,550,000
-------------------------------------------------------------------------------------

ALASKA (4.8%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Mobil Project
 V.R.D.N. Series 2001
 12-01-29                            0.77             1,700,000(d)          1,700,000
City of Valdez
 Refunding Revenue Bonds
 Exxon Pipeline Company Project
 V.R.D.N. Series 1993B
 12-01-33                            1.00             4,900,000(d)          4,900,000
                                                                      ---------------
Total                                                                       6,600,000
-------------------------------------------------------------------------------------

ARIZONA (4.7%)
Salt River Project Agricultural
 C.P.
 01-08-09                            0.78             1,000,000             1,000,000
 01-09-09                            1.20             1,000,000             1,000,000
 01-12-09                            0.85             4,500,000             4,500,000
                                                                      ---------------
Total                                                                       6,500,000
-------------------------------------------------------------------------------------

CALIFORNIA (4.3%)
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2002B-3 (Bank of New York)
 05-01-22                            0.75             6,000,000(d)          6,000,000
-------------------------------------------------------------------------------------

COLORADO (1.4%)
Colorado Educational & Cultural Facilities Authority
 Revenue Bonds
 Clyford Still Museum Project
 V.R.D.N. Series 2008 (Wells Fargo Bank)
 12-01-38                            1.13             2,000,000(d)          2,000,000
-------------------------------------------------------------------------------------

DELAWARE (0.9%)
Bryant Park Funding LLC
 C.P.
 01-05-09                            0.41             1,200,000             1,199,933
-------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.7%)
District of Columbia
 Revenue Bonds
 American Psychological Association
 V.R.D.N. Series 2003 (Bank of America)
 03-01-28                            1.22             1,030,000(d)          1,030,000
-------------------------------------------------------------------------------------

FLORIDA (0.1%)
Collier County Health Facilities Authority
 Revenue Bonds
 Cleveland Clinic Fairview Hospital
 V.R.D.N. Series 2003C-1 (JP Morgan Chase & Co)
 01-01-35                            1.10               200,000(d)            200,000
-------------------------------------------------------------------------------------

IDAHO (1.4%)
State of Idaho
 Unlimited General Obligation Notes
 T.A.N. Series 2008
 06-30-09                            1.72             2,000,000             2,012,402
-------------------------------------------------------------------------------------

ILLINOIS (4.6%)
City of Chicago
 Revenue Bonds
 2nd Lien
 V.R.D.N. Series 1999 (Bank One)
 11-01-30                            0.80             3,065,000(d)          3,065,000
HSBC Finance
 C.P.
 01-29-09                            0.34             2,000,000             1,999,456


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER(B,C)                          YIELD            MATURITY               VALUE(a)
ILLINOIS (CONT.)
Illinois Finance Authority
 Refunding Revenue Bonds
 Amoco Oil Company Project
 V.R.D.N. Series 1994
 11-01-12                            1.10%             $300,000(d)           $300,000
Illinois International District
 Refunding Revenue Bonds
 V.R.D.N. Series 2003 (LaSalle Bank)
 01-01-23                            3.10             1,000,000(d)          1,000,000
                                                                      ---------------
Total                                                                       6,364,456
-------------------------------------------------------------------------------------

INDIANA (1.8%)
Hammond
 Refunding Revenue Bonds
 Amoco Oil Company Project
 V.R.D.N. Series 1994
 02-01-22                            1.15               300,000(d)            300,000
Purdue University
 Revenue Bonds
 Student Facilities Systems
 V.R.D.N. Series 2004A
 07-01-33                            0.55             1,300,000(d)          1,300,000
Purdue University
 Revenue Bonds
 Student Fees
 V.R.D.N. Series 2005V
 07-01-27                            0.55               925,000(d)            925,000
                                                                      ---------------
Total                                                                       2,525,000
-------------------------------------------------------------------------------------

KENTUCKY (2.4%)
Newport
 Revenue Bonds
 V.R.D.N. Series 2002 (U.S. Bank)
 04-01-32                            1.35             3,300,000(d)          3,300,000
-------------------------------------------------------------------------------------

LOUISIANA (3.8%)
Louisiana Offshore Terminal Authority
 Refunding Revenue Bonds
 Loop LLC
 V.R.D.N. Series 2003B (Bank One)
 09-01-14                            0.80             5,300,000(d)          5,300,000
-------------------------------------------------------------------------------------

MARYLAND (2.2%)
Maryland Health & Higher Education
 C.P.
 01-14-09                            0.75             2,000,000             2,000,000
 01-14-09                            1.20             1,000,000             1,000,000
                                                                      ---------------
Total                                                                       3,000,000
-------------------------------------------------------------------------------------

MASSACHUSETTS (6.3%)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 V.R.D.N. Series 1999R
 11-01-49                            0.70             4,300,000(d)          4,300,000
Massachusetts Health & Higher Education
 C.P.
 01-14-09                            1.54             1,500,000             1,500,000
Massachusetts School Building Authority
 C.P.
 01-15-09                            0.60             3,000,000             3,000,000
                                                                      ---------------
Total                                                                       8,800,000
-------------------------------------------------------------------------------------

MICHIGAN (4.3%)
University of Michigan
 Refunding Revenue Bonds
 University of Michigan Hospitals
 V.R.D.N. Series 1992A
 12-01-19                            1.35             6,000,000(d)          6,000,000
-------------------------------------------------------------------------------------

MINNESOTA (16.2%)
Arden Hills
 Refunding Revenue Bonds
 Presbyterian Homes
 V.R.D.N. Series 1999A (U.S. Bank)
 09-01-29                            1.15             4,700,000(d)          4,700,000
Arden Hills
 Revenue Bonds
 Presbyterian Homes
 V.R.D.N. Series 1999B (U.S. Bank)
 09-01-29                            1.15             2,005,000(d)          2,005,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------



MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER(B,C)                          YIELD            MATURITY               VALUE(a)
MINNESOTA (CONT.)
Center City
 Revenue Bonds
 Hazelden Foundation Project
 V.R.D.N. Series 2005 (Bank of New York)
 11-01-35                            1.35%           $6,600,000(d)         $6,600,000
City of Rochester
 Revenue Bonds
 Mayo Clinic
 V.R.D.N. Series 2008A (Wells Fargo Bank)
 11-15-38                            0.64             2,700,000(d)          2,700,000
Southern Minnesota Municipal Power
 C.P.
 01-09-09                            1.23             4,000,000             4,000,000
 01-14-09                            0.78             2,500,000             2,500,000
                                                                      ---------------
Total                                                                      22,505,000
-------------------------------------------------------------------------------------

MISSISSIPPI (2.8%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
 06-01-23                            1.10             3,400,000(d)          3,400,000
County of Jackson
 Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1992
 12-01-16                            1.00               550,000(d)            550,000
                                                                      ---------------
Total                                                                       3,950,000
-------------------------------------------------------------------------------------

MISSOURI (0.6%)
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 V.R.D.N. Series 1996A (Morgan Guaranty Trust)
 09-01-30                            1.20               800,000(d)            800,000
-------------------------------------------------------------------------------------

NEW MEXICO (4.7%)
Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
 09-01-24                            1.22             6,495,000(d)          6,495,000
-------------------------------------------------------------------------------------

NEW YORK (1.1%)
BNP Paribas Finance
 C.P.
 01-02-09                            0.01             1,500,000             1,500,000
-------------------------------------------------------------------------------------

OREGON (2.2%)
State of Oregon
 Unlimited General Obligation Notes
 T.A.N. Series 2008A
 06-30-09                            1.70             3,000,000             3,018,900
-------------------------------------------------------------------------------------

PENNSYLVANIA (3.5%)
Bucks County Industrial Development Authority
 Revenue Bonds
 SHV Real Estate Incorporated
 V.R.D.N. Series 1985 (ABN AMRO Bank)
 07-01-15                            0.80             4,000,000(d)          4,000,000
Pennsylvania State Higher Educational Facilities Authority
 Refunding Revenue Bonds
 Carnegie Mellon University
 V.R.D.N. Series 1995C (Morgan Guaranty Trust)
 11-01-29                            0.85               900,000(d)            900,000
                                                                      ---------------
Total                                                                       4,900,000
-------------------------------------------------------------------------------------

TENNESSEE (6.6%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
 07-01-31                            1.10             2,670,000(d)          2,670,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER(B,C)                          YIELD            MATURITY               VALUE(a)
TENNESSEE (CONT.)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2003 (Bank of America)
 01-01-33                            1.10%             $600,000(d)           $600,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
 07-01-34                            1.10             2,420,000(d)          2,420,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2002 (Bank of America)
 04-01-32                            1.10             1,865,000(d)          1,865,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2006 (Bank of America)
 02-01-36                            1.10             1,600,000(d)          1,600,000
                                                                      ---------------
Total                                                                       9,155,000
-------------------------------------------------------------------------------------

TEXAS (6.7%)
Port of Port Arthur Navigation District
 Refunding Revenue Bonds
 Texaco Incorporated Project
 V.R.D.N. Series 1994
 10-01-24                            1.05             1,100,000(d)          1,100,000
San Antonio Texas Electric & Gas
 C.P.
 01-05-09                            1.50             2,160,000             2,160,000
 01-12-09                            1.15             3,000,000             3,000,000
State of Texas
 Limited General Obligation Notes
 T.R.A.N. Series 2007
 08-28-09                            1.62             3,000,000             3,026,676
                                                                      ---------------
Total                                                                       9,286,676
-------------------------------------------------------------------------------------

WASHINGTON (4.5%)
Energy Northwest
 Refunding Revenue Bonds
 V.R.D.N. 1st Series 1993A-3
 (Morgan Guaranty Trust)
 07-01-17                            0.65             3,955,000(d)          3,955,000
Energy Northwest
 Refunding Revenue Bonds
 V.R.D.N. Series 1993 1A-1
 07-01-17                            0.65             2,360,000(d)          2,360,000
                                                                      ---------------
Total                                                                       6,315,000
-------------------------------------------------------------------------------------

WISCONSIN (1.8%)
Milwaukee Redevelopment Authority
 Revenue Bonds
 La Causa Incorporated Project
 V.R.D.N. Series 2000 (U.S. Bank)
 12-01-20                            0.80             2,540,000(d)          2,540,000
-------------------------------------------------------------------------------------

WYOMING (0.9%)
Uinta County
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
 08-15-20                            1.10             1,300,000(d)          1,300,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $139,147,367)(e)                                                  $139,147,367
=====================================================================================








See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    -- Alternative Minimum
     B.A.N.    -- Bond Anticipation Note
     C.P.      -- Commercial Paper
     R.A.N.    -- Revenue Anticipation Note
     T.A.N.    -- Tax Anticipation Note
     T.R.A.N.  -- Tax & Revenue Anticipation Note
     V.R.      -- Variable Rate
     V.R.D.B.  -- Variable Rate Demand Bond
     V.R.D.N.  -- Variable Rate Demand Note


(c) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2008.

(e) Also represents the cost of securities for federal income tax purposes at Dec. 31, 2008.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2008:

                                        FAIR VALUE AT DEC. 31, 2008
                       ------------------------------------------------------------
                            LEVEL 1         LEVEL 2
                         QUOTED PRICES       OTHER         LEVEL 3
                           IN ACTIVE      SIGNIFICANT    SIGNIFICANT
                          MARKETS FOR      OBSERVABLE   UNOBSERVABLE
DESCRIPTION            IDENTICAL ASSETS      INPUTS        INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                        $--   $139,147,367           $--   $139,147,367


At Dec. 31, 2008, 100% of the Fund's investments were valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.




--------------------------------------------------------------------------------
16  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
DEC. 31, 2008


ASSETS
Investments in securities, at value (identified cost
  $139,147,367)                                                    $139,147,367
Cash                                                                    193,356
Capital shares receivable                                               393,491
Accrued interest receivable                                             218,750
Prepaid expense                                                          17,031
-------------------------------------------------------------------------------
Total assets                                                        139,969,995
-------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                         1,718
Capital shares payable                                                  965,264
Accrued investment management services fees                               1,260
Accrued distribution fees                                                24,308
Accrued transfer agency fees                                                296
Accrued administrative services fees                                        229
Other accrued expenses                                                   60,922
-------------------------------------------------------------------------------
Total liabilities                                                     1,053,997
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $138,915,998
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $  1,389,490
Additional paid-in capital                                          137,527,408
Excess of distributions over net investment income                         (226)
Accumulated net realized gain (loss)                                       (674)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $138,915,998
-------------------------------------------------------------------------------
Shares outstanding                                                  138,948,951
-------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $       1.00
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED DEC. 31, 2008


INVESTMENT INCOME
Income:
Interest                                                           $2,865,475
-----------------------------------------------------------------------------
Expenses:
Investment management services fees                                   464,177
Distribution fees                                                     140,660
Transfer agency fees                                                  107,272
Administrative services fees                                           84,396
Compensation of board members                                           3,488
Custodian fees                                                         24,520
Printing and postage                                                   39,280
Registration fees                                                      47,188
Professional fees                                                      32,774
Other                                                                  22,464
-----------------------------------------------------------------------------
Total expenses                                                        966,219
  Earnings and bank fee credits on cash balances                       (8,255)
-----------------------------------------------------------------------------
Total net expenses                                                    957,964
-----------------------------------------------------------------------------
Investment income (loss) -- net                                     1,907,511
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                      22,110
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $1,929,621
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED DEC. 31,                                                         2008           2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $   1,907,511  $   3,686,604
Net realized gain (loss) on investments                                   22,110             --
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        1,929,621      3,686,604
-----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                               (1,907,737)    (3,713,525)
-----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                                        199,254,046    202,663,665
Net asset value of shares issued for reinvestment of
  distributions                                                        1,891,912      3,585,516
Payments for redemptions of shares                                  (204,662,330)  (181,517,734)
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions     (3,516,372)    24,731,447
-----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (3,494,488)    24,704,526
Net assets at beginning of year                                      142,410,486    117,705,960
-----------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 138,915,998  $ 142,410,486
-----------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                           $        (226) $          --
-----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------



PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Dec. 31,                          2008         2007         2006         2005         2004
Net asset value, beginning of period                 $1.00        $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01          .03          .03          .02          .01
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.01)        (.03)        (.03)        (.02)        (.01)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00        $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $139         $142         $118         $120         $128
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(b)                              .69%         .70%         .73%         .74%         .73%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)                          .69%         .63%         .73%         .74%         .73%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.36%        2.99%        2.70%        1.68%         .48%
--------------------------------------------------------------------------------------------------------------
Total return                                         1.38%        3.09%        2.79%(e)     1.71%         .50%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.68% and 0.61% for the years ended Dec. 31, 2008 and 2007, respectively.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(e) The Fund received a one time reimbursement by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this reimbursement, the total return would have been lower by 0.05%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Tax-Exempt Money Market Fund (the Fund) is a series of RiverSource Tax-Exempt Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act), as a diversified, open-end management investment company. RiverSource Tax-Exempt Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in debt obligations.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Jan. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all

--------------------------------------------------------------------------------
22  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------



of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED DEC. 31,                          2008        2007
----------------------------------------------------------------
Distributions paid from:
    Ordinary income*....................  $1,907,737  $3,713,525


* Tax-exempt interest distributions were 99.10% and 98.73% of cash basis distributions paid for the years ended Dec. 31, 2008 and 2007, respectively.

At Dec. 31, 2008, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income...................  $ 3,382
Undistributed accumulated long-term gain..........  $    --
Accumulated realized loss.........................  $  (675)
Unrealized appreciation (depreciation)............  $(1,889)


DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% annually as the Fund's assets increase.

--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The management fee for the year ended Dec. 31, 2008 was 0.33% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc., parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the year ended Dec. 31, 2008 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Dec. 31, 2008, other expenses paid to this company were $373.

COMPENSATION OF BOARD MEMBERS
Compensation of board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee of $22 per shareholder account for this service.

The Transfer Agent charges an annual account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.


--------------------------------------------------------------------------------
24  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------



DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund's average daily net assets.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
Under an agreement which was effective until Dec. 31, 2008, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses would not exceed 0.74% of the Fund's average daily net assets. From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice.

EARNINGS AND BANK FEE CREDITS
During the year ended Dec. 31, 2008, the Fund's custodian and transfer agency fees were reduced by $8,255 as a result of earnings and bank fee credits from overnight cash balances.

TEMPORARY MONEY MARKET FUND GUARANTY PROGRAM
On Oct. 6, 2008, the Fund applied to participate in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"), through Dec. 18, 2008, after obtaining the approval of the Board, including a majority of the independent directors. On Dec. 2, 2008, the Board approved the Fund's filing for participation in an extension of the Program through April 30, 2009. The Fund filed the extension notice with the U.S. Department of Treasury on Dec. 4, 2008.

The Program covers shareholders of each participating money market fund for amounts they held in such funds as of the close of business on Sept. 19, 2008. Any increase in the number of shares of that fund held by a shareholder after the close of business on Sept. 19, 2008 will not be guaranteed. Any purchase of shares of a participating money market fund after the close of business on Sept. 19, 2008 will not be guaranteed. If shares of a participating fund held by a shareholder as of the close of business on Sept. 19, 2008 are sold before the guarantee is called upon, then the guarantee will only cover the lesser of (i) the number of fund shares held by the shareholder as of the close of business on Sept. 19, 2008, or (ii) the number of fund shares held by the shareholder on the date the guarantee is called upon. A participating fund shareholder who sells all of his or her shares after Sept. 19, 2008 (and before the guarantee is called upon) will no longer be covered by the guarantee, even if the shareholder subsequently reinvests in the fund or in another fund that is participating in the Program.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Under the terms of the Program, the guarantee is called upon with respect to a fund if the Board of the Fund makes a determination to liquidate that Fund. For shares covered by the guarantee, any difference between the amount a shareholder received in connection with the liquidation and $1.00 per share (a guarantee payment) will be covered by the U.S. Department of Treasury under the Program, subject to the overall amount available to all funds participating in the Program. Guarantee payments under the Program will not exceed the amount available in the Program (at inception of the Program, approximately $50 billion was available to support guarantee payments).

During the year ended Dec. 31, 2008, the Fund paid upfront fees to the U.S. Department of Treasury to participate in the Program. For the initial three-month term of the Program that expired on Dec. 18, 2008, the fee incurred by the Fund was 0.010% of its net asset value as of the close of business Sept. 19, 2008. The fee to participate in the extended term of the Program through April 30, 2009 required an additional payment in the amount of 0.015% of its net asset value as of Sept. 19, 2008. The fees are being amortized over the period of the participation in the Program and are included as a component of other expenses on the Statement of Operations. The cost to participate will be borne by the Fund without regard to any expense limitation currently in effect. The U.S. Treasury Department has the option to extend the Program beyond April 30, 2009 through the close of business Sept. 19, 2009. If extended, the Board will consider whether the Fund should continue to participate in the Program and, if so, the Fund will incur additional participation fees.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $427,061,846 and $428,577,405, respectively, for the year ended Dec. 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of

--------------------------------------------------------------------------------
26  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------




the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended Dec. 31, 2008.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $675 at Dec. 31, 2008, that if not offset by capital gains will expire in 2013. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of

--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman

--------------------------------------------------------------------------------
28  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------




responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies including those funds in the RiverSource complex of funds. Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current or former clients, including the Seligman Funds and other investment companies managed by RiverSource Investments; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and

--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
30  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Tax-Exempt Money Market Fund (the
Fund) of the RiverSource Tax-Exempt Money Market Series, Inc. as of December 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period presented through December 31, 2006, were audited by other auditors whose report dated February 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------


In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Tax-Exempt Money Market Fund of the RiverSource Tax-Exempt Money Market Series, Inc. at December 31, 2008, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
February 20, 2009


--------------------------------------------------------------------------------
32  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2009, to determine the calendar year amounts to be included on their 2008 tax returns. Tax-exempt distributions may be subject to state and local taxes. Shareholders should consult a tax advisor about reporting this income for state and local tax purposes.

Fiscal year ended Dec. 31, 2008

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................     99.10%


Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income.

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

SOURCE OF INCOME BY STATE
Percentages of income from municipal securities earned by the Fund from various states during the year ended Dec. 31, 2008 are listed below.

Alabama..........................................................      3.048%
Alaska...........................................................      0.666
Arizona..........................................................      3.582
California.......................................................      0.097
Colorado.........................................................      0.803
Connecticut......................................................      3.049
Florida..........................................................      0.394
Georgia..........................................................      5.341
Idaho............................................................      1.114
Illinois.........................................................      7.850
Indiana..........................................................      1.556
Kentucky.........................................................      6.358
Louisiana........................................................      2.710
Maryland.........................................................      1.982
Massachusetts....................................................      3.334
Michigan.........................................................      4.352
Minnesota........................................................     13.891
Mississippi......................................................      1.622
Missouri.........................................................      0.491
Nebraska.........................................................      2.403


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  33

FEDERAL INCOME TAX INFORMATION (continued) -------------------------------------


Nevada...........................................................      1.285%
New Mexico.......................................................      3.589
New York.........................................................      0.031
Oregon...........................................................      4.724
Pennsylvania.....................................................      1.479
Tennessee........................................................      6.529
Texas............................................................      8.203
Utah.............................................................      2.252
Virginia.........................................................      3.170
Washington.......................................................      0.959
Washington, D.C. ................................................      0.552
Wisconsin........................................................      2.075
Wyoming..........................................................      0.509




--------------------------------------------------------------------------------
34  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource complex of funds that each Board member oversees consists of 163 funds, which includes 104 RiverSource funds and 59 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Funds, 1999-2006; former Governor of  None
901 S. Marquette Ave.      1999                  Minnesota
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley College
Age 58
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 70                     2002

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  35

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 64
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Director,      Digital Ally, Inc.
901 S. Marquette Ave.      2008                  Vibration Control Technologies, LLC (auto vibration      (digital imaging)
Minneapolis, MN 55402                            technology); Director and Chairman, Highland Park        since 2005; and
Age 66                                           Michigan Economic Development Corp; and Chairman,        Infinity, Inc. (oil
                                                 Detroit Public Schools Foundation. Formerly, Chairman    and gas exploration
                                                 and Chief Executive Officer, Q Standards Worldwide,      and production);
                                                 Inc. (library of technical standards); Director, Kerr-   Director, OGE Energy
                                                 McGee Corporation (diversified energy and chemical       Corp. (energy and
                                                 company); Trustee, New York University Law Center        energy services)
                                                 Foundation; Vice Chairman, Detroit Medical Center and    since 2007
                                                 Detroit Economic Growth Corp.
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceutical, Inc.
Minneapolis, MN 55402                            Biotech                                                  (biotechnology);
Age 64                                                                                                    Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
36  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. and President,
Financial Center           Vice President since  Chairman of the Board and Chief Investment Officer,
Minneapolis, MN 55474      2002                  RiverSource Investments, LLC since 2005; Director,
Age 48                                           President and Chief Executive Officer, Ameriprise
                                                 Certificate Company and Chairman of the Board, Chief
                                                 Executive Officer and President, RiverSource
                                                 Distributors, Inc. since 2006; Chief Executive Officer
                                                 and President, RiverSource Fund Distributors, Inc.
                                                 since 2008; Senior Vice President -- Chief Investment
                                                 Officer, Ameriprise Financial, Inc. and Chairman of the
                                                 Board and Chief Investment Officer, RiverSource
                                                 Investments, LLC, 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  37

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------


The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           since 2006; Director and Vice President -- Asset
Minneapolis, MN 55474                            Management, Products and Marketing, RiverSource
Age 43                                           Distributors, Inc. since 2006; Managing Director and
                                                 Global Head of Product, Morgan Stanley Investment
                                                 Management, 2004-2006; President, Touchstone
                                                 Investments, 2002-2004
--------------------------------------------------------------------------------------------------------

Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 44                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Vice President -- Asset Management and Trust Company
5228 Ameriprise Financial  2006                  Services, RiverSource Investments, LLC since 2006; Vice
Center Minneapolis, MN                           President -- Operations and Compliance, RiverSource
55474                                            Investments, LLC, 2004-2006; Director of Product
Age 43                                           Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 53
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 49                                           since 2006; Vice President, General Counsel and
                                                 Secretary, Ameriprise Certificate Company since 2005;
                                                 Vice President -- Asset Management Compliance,
                                                 Ameriprise Financial, Inc., 2004-2005; Senior Vice
                                                 President and Chief Compliance Officer, USBancorp Asset
                                                 Management, 2002-2004

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
38  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC
100 Park Avenue            Officer since 2009*   since 2009; Chief Compliance Officer for each of the
New York, NY 10017                               investment companies of the Seligman group of funds
Age 57                                           since 2004; Anti Money Laundering Prevention Officer
                                                 and Identity Theft Prevention Officer for each of the
                                                 investment companies of the Seligman group of funds
                                                 since 2008; Managing Director, J. & W. Seligman & Co.
                                                 Incorporated and Vice-President for each of the
                                                 investment companies of the Seligman group of funds,
                                                 2004-2008.
--------------------------------------------------------------------------------------------------------

Jennifer D. Lammers        Chief Compliance      U.S. Asset Management Chief Compliance Officer,
172 Ameriprise Financial   Officer Since 2006*   RiverSource Investments, LLC since 2006;
Center                                           Director -- Mutual Funds, Voyageur Asset Management,
Minneapolis, MN 55474                            2003-2006; Director of Finance, Voyageur Asset
Age 48                                           Management, 2000-2003
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise Financial  Prevention Officer    Ameriprise Financial, Inc. since 2004; Manager Anti-
Center                     since 2004            Money Laundering, Ameriprise Financial, Inc., 2003-
Minneapolis, MN 55474                            2004; Compliance Director and Bank Secrecy Act Officer,
Age 44                                           American Express Centurion Bank, 2000-2003
--------------------------------------------------------------------------------------------------------



* Effective February 2009, Ms. Lammers no longer serves as the Chief Compliance Officer for the Funds and Ms. Hoagland now serves in that capacity.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT  39

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
40  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2008 ANNUAL REPORT

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                            S-6433 AF (2/09)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                          2008 - $21,885   2007 - $20,650

(b) Audit - Related Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for additional professional services rendered in connection with the semiannual financial statement review for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                             2008 - $375   2007 - $350

(c) Tax Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for tax compliance related services for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                           2008 - $3,180   2007 - $3,000

(d) All Other Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                               2008 - $0   2007 - $0

     (e)(1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2008 and 2007 were pre-approved by the audit committee.


(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                         2008 - $585,255   2007 - $624,800

(h) 100% of the services performed in item (g) above during 2008 and 2007 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial

         Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   RiverSource Tax-Exempt Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 4, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date March 4, 2009